N-6	Jul. 10, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jul. 10, 2026
Amendment Flag	false
Nationwide Advisory VUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective July 29, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio

Nationwide Advisory VUL | Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio